UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23871)

KKR Asset-Based Income Fund

(Exact name of registrant as specified in charter)

555 California Street, 50th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Lori Hoffman

KKR Credit Advisors (US) LLC

555 California Street, 50th Floor

San Francisco, CA 94104

(Name and address of agent for service)

(415) 315-3620

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

KKR Asset-Based Income Fund

Semi-Annual Report

June 30, 2025

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

KKR Asset-Based Income Fund (the “Fund”) publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT, and the reports for the last month in each quarter are made publicly available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at http://www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES

The Fund’s Statement of Additional Information includes information about the Fund’s Trustees and is available without charge, upon request, by calling 855-844-8655 and by visiting the Commission’s website at http://www.sec.gov.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Schedule of Investments Summary Table

As of June 30, 2025, the Fund’s portfolio was comprised of the following:

Investments in securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	–%	31.69%	16.09%	47.78%
Mortgage-Backed Securities	–%	35.52%	–%	35.52%
Senior Loans	–%	–%	11.96%	11.96%
Private Equity	–%	–%	0.15%	0.15%
Money Market Fund	4.59%	–%	–%	4.59%

Total investments in securities	4.59%	67.21%	28.20%	100.00%

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Schedule of Investments

(in thousands, except share data)

		Effective	Maturity
Issuer	Asset	Interest Rate	Date	Par	Fair Value

Asset-Backed Securities — 44.9%

Fiber — 6.2%

ALLO Issuer LLC (a)(b)	Class A2, Series 2023-1A	6.20%	6/20/2053	17,069	$17,328

Metro Communications Issuer LLC (a)(c)	Class A2I, Series 2025-1A	6.51%	2/25/2055	9,880	9,880

Metro Communications Issuer LLC (a)(c)	Class BI, Series 2025-1A	7.82%	2/25/2055	1,801	1,801

Fund Finance — 2.9%

New Mountain Guardian IV Rated Feeder III Ltd. (b)(c)(d)(f)	Class A1, Series 2024-2A	7.53% (SOFR + 3.20%)	11/19/2037	13,400	13,400

Infrastructure Credit — 0.9%

Identity Digital Capital LLC (a)(c)	Class A2, Series 2025-1	6.79%	3/20/2065	4,003	4,003

Liquid Infrastructure — 4.3%

Adams Outdoor Advertising LP (b)	Class A2, Series 2023-1	6.97%	7/15/2053	20,000	20,535

Music IP — 2.2%

Lyra Music Assets Delaware LP (a)	Class A2, Series 2024-3A	5.76%	12/22/2064	9,986	10,042

Rooftop Solar Lease — 6.1%

SSI ABS Issuer LLC (b)	Class A, Series 2025-1	6.15%	7/25/2065	3,071	3,071

SSI ABS Issuer LLC (b)	Class B, Series 2025-1	7.82%	7/25/2065	2,887	2,887

Sunnova Energy Corp. (c)	Class A, Series 2024-3	6.45%	7/30/2059	19,930	19,019

Sunnova Energy Corp. (c)	Class B, Series 2023-A	8.78%	7/30/2059	872	825

Sunrun Demeter Issuer LLC (b)	Class A, Series 2021-2A	2.27%	1/30/2057	2,754	2,442

Single Family Rental — 6.1%

AMSR Trust (b)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250	1,202

AMSR Trust (b)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939	5,613

FirstKey Homes Trust (b)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000	19,420

Progress Residential Trust (b)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500	2,512

SME Short Term — 8.0%

CPC Asset Securitization II LLC (b)	Class A, Series 2023-1A	7.53%	3/15/2029	11,930	11,934

Fora Financial Asset Securitization LLC (b)	Class B, Series 2024-1A	6.62%	8/15/2029	861	865

Libertas Asset Securitization LLC (b)(c)	Class A1, Series 2023-1A	7.67%	7/16/2029	12,569	12,575

Mulligan Asset Securitization II LLC (b)	Class A, Series 2024-1	6.00%	10/15/2031	9,500	9,500

RFS Asset Securitization V LLC (b)	Class B, Series 2025-1	6.20%	5/15/2032	1,250	1,261

RFS Asset Securitization V LLC (b)	Class C, Series 2025-1	7.65%	5/15/2032	1,000	1,009

Solar Loan — 4.3%

Mosaic Solar Loan Trust (b)	Class B, Series 2023-3A	7.37%	11/20/2053	6,702	6,773

Sunnova Helios XI Issuer LLC (b)	Class B, Series 2023-A	5.60%	5/20/2050	5,742	4,285

Sunnova SOL IX Issuer LLC (a)(c)	Class A, Series 2025-1	6.28%	1/30/2060	8,815	8,326

Sunnova SOL IX Issuer LLC (a)(c)	Class B, Series 2025-1	8.65%	1/30/2060	674	641

Student Loans — 2.0%

College Ave Student Loans LLC (b)	Class D, Series 2023-A	6.89%	5/25/2055	2,000	2,043

College Ave Student Loans LLC (b)	Class E, Series 2023-A	8.49%	5/25/2055	4,000	4,113

Navient Education Loan Trust (b)	Class D, Series 2025-A	6.03%	10/17/2033	756	755

Navient Refinance Loan Trust (b)	Class C, Series 2025-A	6.14%	2/16/2055	2,287	2,296

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

		Effective	Maturity
Issuer	Asset	Interest Rate	Date	Par	Fair Value

Unsecured Consumer — 1.9%

Marlette Funding Trust (b)	Class D, Series 2023-3A	8.04%	9/15/2033	3,500	$3,633

Upstart Securitization Trust (b)	Class B, Series 2024-1	6.24%	11/20/2034	5,100	5,155

TOTAL ASSET-BACKED SECURITIES (Amortized Cost $206,647)					$209,144

Mortgage-Backed Securities — 33.3%

Home Equity Investments — 3.7%

Unison Trust (b)	Class A, Series 2023-2	6.50%	11/25/2053	3,016	2,946

Unison Trust (a)(b)	Class A, Series 2025-1	6.00%	7/25/2055	11,128	10,226

Unlock HEA Trust (b)	Class A, Series 2024-1	7.00%	4/25/2039	4,349	4,370

Non-Qualified Mortgage — 18.3%

Angel Oak Mortgage Trust (b)(d)	Class M1A, Series 2024-13	6.44%	12/26/2069	7,000	7,082

Angel Oak Mortgage Trust (b)(d)	Class M1B, Series 2024-12	7.08%	10/25/2069	3,000	3,028

Angel Oak Mortgage Trust (b)(d)	Class M1B, Series 2024-13	6.89%	12/26/2069	2,000	2,011

Colt Mortgage Loan Trust (b)(d)	Class M1, Series 2024-7	6.45%	12/26/2069	7,000	7,087

Credit Suisse Mortgage Trust (b)(d)	Class M1, Series 2022-ATH3	7.10%	8/25/2067	15,176	15,261

Cross Mortgage Trust (b)(d)	Class B1A, Series 2024-H8	6.96%	12/25/2069	1,976	1,986

GCAT Trust (b)(d)	Class M1, Series 2022-NQM4	5.74%	8/25/2067	7,500	7,280

GS Mortgage-Backed Securities Trust (b)(d)	Class B3, Series 2025-PJ5	6.60%	10/25/2055	724	676

Homes Trust (b)(d)	Class M2, Series 2024-NQM2	7.10%	10/25/2069	5,000	5,056

Imperial Fund Mortgage Trust (b)(e)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000	3,993

Imperial Fund Mortgage Trust (b)(d)	Class M1, Series 2022-NQM7	7.51%	11/25/2067	16,788	16,819

JP Morgan Mortgage Trust (b)(d)	Class B3, Series 2025-4	6.34%	11/25/2055	808	731

JP Morgan Mortgage Trust (b)(d)	Class B3, Series 2025-INV1	6.91%	11/25/2055	887	912

JP Morgan Mortgage Trust (b)(d)	Class M1B, Series 2024-NQM1	6.86%	2/25/2064	1,680	1,689

Morgan Stanley Residential Mortgage Loan Trust (b)(d)	Class B1A, Series 2024-NQM5	7.16%	10/25/2069	2,000	2,019

Morgan Stanley Residential Mortgage Loan Trust (b)(d)	Class M1, Series 2024-NQM5	6.52%	10/25/2069	3,600	3,653

New Residential Mortgage Loan Trust (b)(d)	Class M1, Series 2024-NQM3	6.39%	11/25/2064	3,885	3,899

PRKCM Trust (b)(d)	Class M1, Series 2022-AFC2	6.14%	8/25/2057	2,420	2,417

Second Lien/HELOC — 7.3%

Saluda Grade Alternative Mortgage Trust (b)(d)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829	5,904

Saluda Grade Alternative Mortgage Trust (b)(d)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127	10,281

Saluda Grade Alternative Mortgage Trust (b)(d)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722	3,846

Towd Point Mortgage Trust (b)(d)	Class M1, Series 2024-CES3	6.81%	5/25/2064	2,439	2,487

Vista Point Securitization Trust (b)(e)	Class M1, Series 2024-CES1	7.48%	5/25/2054	10,069	10,201

Vista Point Securitization Trust (b)(d)	Class M1, Series 2024-CES3	6.59%	1/25/2055	1,250	1,260

Single Family Rental — 4.0%

AMSR Trust (b)	Class E2, Series 2024-SFR2	4.15%	11/17/2041	10,000	9,257

Progress Residential Trust (b)(d)	Class E2, Series 2024-SFR5	3.63%	8/9/2029	10,044	9,137

TOTAL MORTGAGE-BACKED SECURITIES (Amortized Cost $153,269)					$155,514

Senior Loans — 11.2%

Aviation Lending — 5.1%

Genesis Aircraft Services Ltd (c)(d)(f)	TL 1L DD 08/23	8.22% - 8.69%	7/31/2029	5,170	5,170

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

		Effective	Maturity
Issuer	Asset	Interest Rate	Date	Par	Fair Value

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36010)	6.67%	2/28/2032	3,223	$3,228

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36011)	6.72%	2/28/2029	4,286	4,277

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36095)	6.62%	3/31/2029	3,012	3,023

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36104)	6.61%	8/31/2030	3,610	3,614

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 38245)	6.70%	2/28/2031	4,564	4,564

Fund Finance — 2.6%

GSAM Vintage Platform IX NAV (c)(d)	TL 1L 02/25 (Vintage IX A AB)	6.85% (SOFR + 2.55%)	10/18/2030	927	921

GSAM Vintage Platform IX NAV (c)(d)	TL 1L 02/25 (Vintage IX B AB)	6.95% (SOFR + 2.65%)	10/18/2030	8,536	8,481

GSAM Vintage Platform IX NAV (c)(d)	TL 1L 02/25 (Vintage IX B2 AB)	6.95% (SOFR + 2.65%)	10/18/2030	566	562

GSAM Vintage Platform IX NAV (c)(d)	TL 1L DD 02/25 (Vintage IX A AB)	6.85% (SOFR + 2.55%)	10/18/2030	286	284

GSAM Vintage Platform IX NAV (c)(d)(f)	TL 1L DD 02/25 (Vintage IX B AB)	6.95% (SOFR + 2.65%)	10/18/2030	1,732	1,709

GSAM Vintage Platform IX NAV (c)(d)(f)	TL 1L DD 02/25 (Vintage IX B2 AB)	6.95% (SOFR + 2.65%)	10/18/2030	187	184

Small Business Loans — 2.8%

BHG Funding LLC (c)	TL 1L A2 05/23	7.07%	5/19/2036	10,054	10,018

BHG Funding LLC (c)	TL 2L B2 05/23	8.12%	5/19/2036	1,694	1,676

BHG Funding LLC (c)(d)	TL 3L C2 05/23	10.13%	5/19/2036	1,695	1,526

Solar Loan — 0.7%

SunPower Financial (a)(c)	TL 01/25	6.69%	8/30/2054	3,098	3,098

TOTAL SENIOR LOANS (Amortized Cost $52,640)					$52,335

			Shares

Private Equity — 0.1%

Solar Loan — 0.1%

SunPower Financial (a)(c)	Private Equity (SPV)		634,992		685

TOTAL PRIVATE EQUITY (Cost $635)					$685

TOTAL INVESTMENTS (Cost $413,191) — 89.5%					$417,678

Money Market Fund — 4.3%

U.S. Government Securities — 4.3%

Fidelity Investments Money Market Treasury Portfolio (g)	Class I	4.19%	20,109,955		20,110

TOTAL MONEY MARKET FUND (Cost $20,110)					$20,110

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $433,301) — 93.8%					$437,788

OTHER ASSETS EXCEEDING LIABILITIES, NET — 6.2%					28,926

NET ASSETS — 100.0%					$466,714

DD	Delayed draw term loan
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
TL	Term loan
1L	First lien
2L	Second lien
3L	Third lien

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

(a)	Security considered restricted.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Value determined using significant unobservable inputs.

(d)

Variable rate securities. The effective rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at June 30, 2025.

(f)	Investment is an unfunded or partially funded commitment.

(g)	Rate represents the money market fund’s average 7-day yield as of June 30, 2025.

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Statement of Assets and Liabilities

As of June 30, 2025

(in thousands, except share and per share data)

Assets
Investments, at fair value (cost $413,191)	$417,678
Cash and cash equivalents	55,110
Dividends and interest receivable	2,258
Due from Adviser	165
Other assets	620

Total Assets	475,831

Liabilities
Distributions payable to Shareholders	7,546
Investment advisory fees payable	518
Trustees’ fees payable	42
Other accrued expenses	610

Total Liabilities	8,716

Series A Cumulative Preferred Shares, net (515 shares authorized, issued and outstanding)	401

Commitments and Contingencies (Note 8)

Net Assets	$466,714

Net Assets:
Paid-in capital ($0.001 par value, unlimited shares authorized)	$459,935
Total distributable earnings	6,779

Total Net Assets	$466,714

Net Asset Value Per Share:
459,876 shares outstanding	$1,014.87

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Statement of Operations

For the Six Months Ended June 30, 2025

(in thousands)

Investment Income
Interest income	$15,472
Dividend income	494

Total Investment Income	15,966

Expenses
Investment advisory fees	1,091
Administration and custody fees	296
Professional fees	243
Transfer agent fees	101
Trustees’ fees	42
Other expenses	209

Total Expenses	1,982

Fees waived by the Adviser	(327)
Expense limitation	(235)

Net Expenses	1,420

Net Investment Income	14,546

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) From:
Investments	1,058

Net Realized Gain	1,058

Net Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,139)

Net Change in Net Unrealized Depreciation	(2,139)

Net Realized and Unrealized Loss on Investments	(1,081)

Distributions from net income paid to Series A Cumulative Preferred Shareholders	(31)

Net Increase in Net Assets resulting from operations	$13,434

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Statements of Changes in Net Assets

(in thousands)

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024

Increase (decrease) in net assets resulting from operations:
Net investment income	$14,546	$27,641
Net realized gain	1,058	2,311
Net change in unrealized appreciation (depreciation)	(2,139)	2,577
Distributions from net income paid to Series A Cumulative Preferred Shareholders	(31)	(62)

Increase in Net Assets resulting from Operations	13,434	32,467

Distributions to Shareholders from:
Total distributable earnings	(14,969)	(28,182)

Total Distributions to Shareholders	(14,969)	(28,182)

Shareholder Transactions (Note 7)
Net proceeds from sale of shares	35,000	—

Increase in Net Assets from Shareholder Transactions	35,000	—

Net Increase in Net Assets	33,465	4,285

Net Assets:
Beginning of period	433,249	428,964

End of period	$466,714	$433,249

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Statement of Cash Flows

For the Six Months Ended June 30, 2025

(in thousands)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$13,434
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales and paydowns of investments	72,987
Purchases of investments	(66,661)
Net change in unrealized depreciation on investments	2,139
Net realized gain on investment security transactions	(1,058)
Net accretion of discounts and premiums	(595)
Changes in assets and liabilities:
Increase in investment advisory fees payable	388
Decrease in other accrued expenses	(204)
Increase in dividends and interest receivable	(70)
Increase in other assets	(65)
Decrease in due from Adviser	36
Increase in Trustees’ fees payable	4

Net cash provided by operating activities	20,335

Cash Flows from Financing Activities:
Proceeds from sale of common shares	35,000
Distributions paid to shareholders	(15,099)

Net cash provided by financing activities	19,901

Net Increase in Cash and Cash Equivalents	40,236

Cash and Cash Equivalents:
Beginning balance	14,874

Ending balance	$55,110

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Financial Highlights

	For the Six
	Months Ended			For the Period from
	June 30, 2025		For the Year Ended	May 3, 2023(1) to
	(Unaudited)		December 31, 2024	December 31, 2023
Common Shares

Per Share Operating Performance(2)

Net asset value, beginning of period	$1,018.48		$1,008.40	$1,000.00

Income from operations:

Net investment income(2)	34.18		64.98	41.29

Net realized and unrealized gain (loss)	(2.60)		11.35	8.12

Total income from operations	31.58		76.33	49.41

Distributions from:

Net Investment Income	(35.19)		(64.06)	(41.01)

Net realized gains	–		(2.19)	–

Net asset value, end of period	$1,014.87		$1,018.48	$1,008.40

Total return(3)	3.18%		7.73%	4.97%

Ratio to average net assets

Expenses, before waiver and reimbursement	0.91	%(4)	0.92%	0.99	%(4)

Expenses, after waiver and reimbursement	0.65	%(4)	0.65%	0.68	%(4)

Net investment income, before waiver and reimbursement	6.39	%(4)	6.08%	5.70	%(4)

Net investment income, after waiver and reimbursement	6.65	%(4)	6.35%	6.01	%(4)

Supplemental data

Net assets, end of period (000’s)	$466,714		$433,249	$428,964

Portfolio turnover rate(3)	11.05%		38.57%	6.27%

(1)	Common Shares commenced operations on May 3, 2023.

(2)	Per share calculations were performed using the average shares outstanding for the period.

(3)

Total return and Portfolio turnover rate are for the period indicated and have not been annualized. Total return assumes a purchase of common share at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

(4)	Annualized.

See accompanying notes to financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Notes to Financial Statements

1. Organization

KKR Asset-Based Income Fund (the “Fund”) was organized on February 10, 2023 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on May 3, 2023. The Fund seeks to provide attractive risk-adjusted returns. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).

2. Summary of Significant Accounting Policies

Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period during which the inputs change.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.

For the six months ended June 30, 2025, there were no significant changes to the Fund’s fair value methodologies.

Senior Loans — Senior loans hold the most senior position in the capital structure of a borrower and in most circumstances are fully collateralized by assets of the borrower. They are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common shareholders. Substantial increases in interest rates could cause an increase in loan defaults as borrowers might lack resources to meet higher debt service requirements. The value of the Fund’s assets could also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally.

Mortgage-Backed and Asset-Backed Securities — The Fund invests in mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”). ABS represent interests in pools of underlying hard and financial assets. MBS are created from pools of residential or commercial mortgage loans. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates.

Unfunded Loan Commitments — Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand.

When-Issued Securities — The Fund may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Private Placement Securities — The Fund may invest in private placement securities, which are considered restricted. Restricted securities are securities that may not be offered for public sale without first being registered under the Securities Act of 1933. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security may agree to register such securities for resale either upon demand by the Fund or in connection with another registered offering of the securities. The Fund’s restricted securities are valued in accordance with the valuation policies and procedures established by the Valuation Designee. Although restricted securities can be resold in private or exempt transactions, the prices realized on such transactions could differ from the restricted securities’ current estimated fair market values.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is accrued as earned. Dividends are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized using the effective interest method over the holding period of the investment. Paydown gains and losses on MBS and ABS are recorded as an adjustment to interest income. Realized gains and losses are calculated on the specific identified cost basis.

Cash and Cash Equivalents — Cash and cash equivalents include cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. Cash equivalents consist solely of money market funds with financial institutions. As of June 30, 2025, the Fund invested in the Fidelity Investments Money Market Treasury Portfolio — Class I.

Distributions to Shareholders — Distributions of net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of December 31.

To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the one year period ended October 31) plus undistributed amounts, if any, from prior years.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax year (2024). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or penalties.

3. Risk Considerations

The Fund invests mainly in ABS, MBS and senior loans. These investments may involve certain risks, including, but not limited to, those described below:

Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value of the Fund’s shares and the Fund’s investment return will likely be more volatile. The use of leverage may also increase the Fund’s sensitivity to interest rate environments.

Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.

Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

For more information on these and other risks, refer to the Fund’s private placement memorandum.

4. Agreements

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly in arrears by the Fund, in an amount equal to 0.50% of the Fund’s month end net assets (the “Management Fee”). The Adviser has agreed to temporarily reduce its Management Fee to an annual rate of 0.35% of the Fund’s month end net assets until the Fund’s aggregate net assets are equal to or greater than $1.0 billion. When the Fund’s aggregate net assets are equal to or greater than $1.0 billion, the Adviser’s agreement to temporarily reduce its Management Fee will terminate, and the Adviser will receive a Management Fee at an annual rate of 0.50% of the Fund’s month end net assets. The aforementioned limitation to the Management Fee may be extended, terminated or modified by the Adviser in its sole discretion and at any time.

During the six months ended June 30, 2025, the Adviser earned a Management Fee of $1.1 million and waived fees of $0.3 million.

Expense Limitation and Reimbursement Agreement — The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Adviser will agree to waive its monthly fee and pay, absorb or reimburse some or all of the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment,” for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.30% of the Fund’s month end net assets.

“Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organization and offering expenses, with the exception of (i) the Management Fee; (ii) fees, costs and expenses of identifying, sourcing, investigating (and conducting diligence with respect to), evaluating, structuring, consummating, registering, holding, rating, monitoring or disposing potential and actual portfolio investments, including (a) brokerage commissions, clearing and settlement charges, investment banking fees, bank charges, custodial fees, placement, syndication and solicitation fees, arranger fees, expenses relating to short sales, sales commissions, and other investment, execution, closing and administrative fees, costs and expenses, (b) any travel-related costs and expenses incurred in connection therewith (including costs and expenses of accommodations and meals, costs and expenses related to attending trade association meetings, conferences or similar meetings for purposes of evaluating actual or potential investment opportunities, and with respect to travel on non-commercial aircraft, costs of travel at a comparable business class commercial airline rate) including any such expenses incurred in connection with attendance at meetings of relevant investment committees and portfolio management committees, (c) expenses associated with portfolio and risk management including hedging transactions and related costs, (d) fees, costs and expenses incurred in the organization, operation, administration, restructuring or dissolution, liquidation and termination of any entities through which the Fund makes investments (including costs associated with establishing and maintaining a permanent residence in certain jurisdictions, such as employee compensation and benefits, allocable rent and other overhead of entities established to manage or administer such entities including entities in which KKR or its affiliates have an interest), and (e) fees, costs and expenses of outside counsel, accountants, auditors, consultants and other similar advisors and service providers incurred in connection with designing, implementing and monitoring participation by portfolio companies or other issuers in compliance and operational “best practices” programs and initiatives; (iii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (iv) taxes; and (v) extraordinary expenses (as determined in the sole discretion of the Adviser).

The “Limitation Period” commenced on April 25, 2023 through the later of two years or until the Fund’s aggregate net assets are equal to or greater than $1.5 billion. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.30% of the Fund’s month end net assets during the year. The Fund’s obligation to make Reimbursement Payments expires 36 months from the month in which such fees are foregone or expense is incurred by the Adviser. The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

As of June 30, 2025, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser was $1.4 million and Reimbursement Payments to the Adviser was $0.2 million. The Fund’s management believes that Reimbursement Payments of the remaining Expense Limitation Payments were not probable as of June 30, 2025.

The following table reflects the Expense Limitation Payments that may become subject to reimbursement (in thousands):

For the Period Ended	Amount of Expense Limitation Payment	Eligible for Reimbursement Payment through
December 31, 2023	$404	December 31, 2026
December 31, 2024	$524	December 31, 2027
June 30, 2025	$235	June 30, 2028

Administrator, Custodian and Transfer Agent — KKR Credit Advisors (US) LLC also serves as the Fund’s administrator (the “Administrator”) pursuant to an administration agreement under which the Administrator is responsible for providing administrative and accounting services. The Administrator has also entered into a sub-administration agreement with The Bank of New York Mellon. The Fund has engaged The Bank of New York Mellon as the Fund’s custodian and has engaged BNY Mellon Investment Servicing (US) Inc., as the Fund’s transfer agent.

Distributor — Pursuant to a Distribution Agreement, KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Fund’s shares. The Fund’s shares do not incur distribution or servicing fees.

Other — Certain officers of the Fund are also employees and officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

5. Fair Value

The following table presents information about the Fund’s assets measured on a recurring basis as of June 30, 2025, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (in thousands):

Description	Level 1	Level 2	Level 3	Total
Investments in securities:
Asset-Backed Securities	$—	$138,674	$70,470	$209,144
Mortgage-Backed Securities	—	155,514	—	155,514
Senior Loans	—	—	52,335	52,335
Private Equity	—	—	685	685
Money Market Fund	20,110	—	—	20,110

Total Investments in securities	$20,110	$294,188	$123,490	$437,788

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets
Asset-Backed Securities
ALLO Issuer LLC	Class A2, Series 2023-1A	17,069	$16,222	$17,328	6/16/2023	3.7%
Identity Digital Capital LLC	Class A2, Series 2025-1	4,003	4,003	4,003	3/18/2025	0.9%
Lyra Music Assets Delaware LP	Class A2, Series 2024-3A	9,986	9,689	10,042	11/8/2024	2.2%
Metro Communications Issuer LLC	Class A2I, Series 2025-1A	9,880	9,880	9,880	2/13/2025	2.1%
Metro Communications Issuer LLC	Class BI, Series 2025-1A	1,801	1,801	1,801	2/13/2025	0.4%
Sunnova SOL IX Issuer LLC	Class A, Series 2025-1	8,815	8,414	8,326	2/21/2025	1.8%
Sunnova SOL IX Issuer LLC	Class B, Series 2025-1	674	651	641	2/21/2025	0.1%
Mortgage-Backed Securities
Unison Trust	Class A, Series 2025-1	11,128	10,228	10,226	6/5/2025	2.2%
Senior Loans
SunPower Financial	TL 01/25	3,098	3,098	3,098	11/3/2023	0.7%
Private Equity
SunPower Financial	Private Equity (SPV)	634,992	635	685	6/7/2023	0.1%

			$64,621	$66,030

(1)	Refer to the Schedule of Investments for more details on securities listed.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (in thousands):

	Asset-Backed Securities	Mortgage-Backed Securities	Senior Loans	Private Equity	Total

Balance as of December 31, 2024	$52,592	$13,114	$49,478	$1,041	$116,225
Purchases and drawdowns	24,798	—	17,708	—	42,506
Paydowns	(5,888)	(13,661)	(14,627)	(202)	(34,378)
Paydown gains	9	1,129	—	—	1,138
Accretion of discounts	7	97	—	—	104
Net change in unrealized depreciation	(1,048)	(679)	(224)	(154)	(2,105)
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—

Balance as of June 30, 2025	$70,470	$—	$52,335	$685	$123,490

Net change in unrealized depreciation on investments held at June 30, 2025	$(1,048)	—	$(233)	$(154)	$(1,435)

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

Financial Asset	Fair Value (in thousands)	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input

Asset-Backed Securities	$70,470	Yield Analysis	Yield	3.3% - 9.9% (6.4%)	Decrease
			Discount Margin	3.1% - 5.7% (3.3%)	Decrease
		Discounted Cash Flows	WACC	6.5% - 8.2% (6.8%)	Decrease

Senior Loans	$52,335	Yield Analysis	Yield	6.1% - 14.6% (7.6%)	Decrease
			Discount Margin	2.5% - 2.8% (2.7%)	Decrease

Private Equity	$685	Yield Analysis	Yield	21.0%	Increase

Total	$123,490

(1)

For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighing ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.

6. Investment Transactions

The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended June 30, 2025 were as follows (in thousands):

Investments
Purchases	$66,661
Sales	$72,987

There were no purchases or sales of U.S. Government securities.

7. Shareholder Transactions

On April 25, 2023, the Fund issued 515 shares of Series A Cumulative Preferred Shares (“CPS”) at an issuance price and liquidation preference of $1,000 per share. The shares accrue dividends at a rate of 12.0% per annum, with interest paid semi-annually in arrears. Unless full cumulative dividends on all outstanding CPS are declared and paid, no dividends shall be declared or paid upon common shares of the Fund. Each holder of CPS is entitled to one vote for each unit of CPS held and are senior to all classes and series of the Fund’s common shares. In the event of any dissolution, liquidation or winding down of the Fund, the CPS holders will be entitled to receive a pro rata distribution, prior to any assets being made available to common shareholders, in an amount equal to the liquidation value of the CPS. At June 30, 2025, the Fund had 515 shares of the CPS outstanding with a total liquidation value of $515,000.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

At June 30, 2025, the Fund had unlimited common shares authorized with a par value of $0.001 per share. The Shareholder transactions of the Fund’s common shares were as follows (in thousands, except share amounts):

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024

	Shares	Amount	Shares	Amount
Common Shares

Shares sold	34,487	$35,000	—	$–

Net increase	34,487	$35,000	—	$–

8. Commitments and Contingencies

The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of June 30, 2025, total unfunded commitments on these credit agreements were $3.1 million and unrealized losses on these unfunded commitments were less than $0.1 million.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

9. Federal Income Taxes

The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income/loss and net realized gain/loss on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise.

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

As of December 31, 2024, the Fund’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts (in thousands):

Distributable earnings	Paid-in Capital
$47	$(47)

The tax character of distributions declared for the preferred and common shareholders for the year ended December 31, 2024 and the six months ended June 30, 2025 were as follows (in thousands):

	Ordinary Income	Long-Term Capital Gains	Total

December 31, 2024	$27,313	$931	$28,244
June 30, 2025*	$15,000	$—	$15,000

*

The final tax character of any distribution declared during the year ended 2025 will be determined in 2026 and reported to shareholders on IRS Form 1099-DIV in accordance with federal income tax regulations.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

As of December 31, 2024, the Fund’s most recent fiscal year end, the components of total distributable earnings on a tax basis for the Fund were as follows (in thousands):

Undistributed Ordinary Income	Net Capital Gain	Other Temporary Differences	Net Unrealized Appreciation
$436	$1,282	$(9)	$6,605

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. During the year ended December 31, 2024, the Fund utilized $0.1 million of capital loss carryforwards. As of December 31, 2024, the Fund had no non-expiring short-term and long-term capital loss carryforwards.

As of December 31, 2024, the Fund’s most recent fiscal year end, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund were as follows (in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$432,759	$7,278	$(673)	$6,605

10. Borrowings

The Fund is a party to Master Repurchase Agreements (“MRA”) that governs transactions between the Fund and various counterparties. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a counterparty with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to the counterparty is reflected as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to a counterparty is recorded as a component of interest expense in the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements. As of June 30, 2025, the Fund had no reverse repurchase agreements outstanding under the MRA.

11. Segment Reporting

The Fund operates through a single operating and reporting segment with a principal objective of providing risk-adjusted returns through investments in asset-based finance investments. The Fund’s President acts as the Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus, against which the CODM assesses the Fund’s performance. In addition to other metrics, the CODM uses net increase in net assets resulting from operations as a key metric to assess the Fund’s performance against its benchmark. As the Fund’s investment operations comprise a single reporting segment, the segment assets are the same assets that are reported in the Statement of Assets and Liabilities, and significant segment expenses are the same as those listed on the Statement of Operations.

12. Subsequent Events

Subsequent events after the reporting date have been evaluated through the date the unaudited consolidated financial statements were issued. The Fund has concluded that there is no impact requiring adjustment or disclosure in the unaudited consolidated financial statements.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment Plan (the “DRIP”), Shareholders may “opt in” to reinvest all or a portion of the income dividends and/or capital gain distributions to Shareholders in additional Shares of the Fund by providing the required enrollment notice to the Transfer Agent (the “DRIP Administrator”). A Shareholder may terminate participation in the DRIP at any time by notifying the DRIP Administrator before the record date of the next distribution through the Internet, by telephone or in writing to the DRIP Administrator. Shareholders whose Shares are held in the name of a broker or other nominee and who wish to have distributions reinvested may do so only if such a service is provided by the broker or other nominee or if the broker or other nominee permits participation in the DRIP. Shareholders whose Shares are held in the name of a broker or other nominee should contact their broker or nominee. All distributions to Shareholders who do not participate in the DRIP, or have elected to terminate their participation in the DRIP, are paid by wire or check mailed directly to the record holder by or under the direction of the DRIP Administrator when the Board declares a distribution.

The DRIP Administrator maintains all Shareholder accounts in the DRIP and furnishes confirmations of all transactions in the account, including information needed by Shareholders for tax records. Shares in the account of each DRIP participant are held by the DRIP Administrator in non-certificated form in the name of the participant, and each Shareholder’s proxy includes Shares purchased pursuant to the DRIP. The DRIP Administrator will forward all proxy solicitation materials to participants and vote proxies for Shares held under the DRIP in accordance with the instructions of the participants.

There is no charge to participants for reinvesting regular distributions and capital gains distributions; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants. Any fees of the DRIP Administrator for handling the reinvestment of regular distributions and capital gains distributions are included in the fee to be paid by the Fund to the DRIP Administrator. There are no brokerage charges with respect to Shares issued directly by the Fund as a result of regular distributions or capital gains distributions payable either in Shares or in cash.

The reinvestment of such dividends or distributions does not relieve participants of any income tax that may be payable on such dividends or distributions. See “Material U.S. Federal Income Tax Considerations” in the SAI.

The Fund reserves the right to amend or terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. All correspondence or questions concerning the DRIP should be directed to the DRIP Administrator.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

Privacy Notice

Protection and Security of Your Personal Information

Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (888) 712-0118 or email us at dataprivacyoffice@kkr.com if you have any questions.

The Personal Information We Collect and How We Collect It

We collect the following types of personal information about individuals who are our investors:

•

Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;

•	Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and

•	Information we receive from third parties such as demographic information and information collected to comply with law and regulation.

When you are no longer an investor with us, we continue to share your information as described in this notice.

How and Why We Share Personal Information

This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.

•	For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•	process your transactions;
•	provide financial products or services to you;
•	maintain your investment(s);
•	secure business services, including printing, mailing, and processing or analyzing data;
•	secure professional services, including accounting and legal services; or
•	respond to court orders and legal investigations.

You cannot limit sharing by KKR for everyday business purposes.

•	For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.

•	For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.

•

For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

•	For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.

•	For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.

•	For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.

Asset-Based Income Fund	June 30, 2025 (Unaudi	ted)

U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.

How We Protect Your Personal Information

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Definitions

Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.

Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.

Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

Notice is hereby given, in accordance with Section 23(c) of the Investment Company Act of 1940 and the rules promulgated thereunder, that the Fund may from time to time purchase its shares at net asset value.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Asset-Based Income Fund

By	/s/ Christopher Mellia
Christopher Mellia, President
(principal executive officer)

Date	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher Mellia
Christopher Mellia, President
(principal executive officer)

Date	August 29, 2025

By	/s/ Thomas Murphy
Thomas Murphy, Chief Financial Officer, Chief
Accounting Officer and Treasurer
(principal financial officer)

Date	August 29, 2025